FINANCIAL INVESTORS TRUST

PATHWAY ADVISORS CONSERVATIVE FUND,
PATHWAY ADVISORS GROWTH AND INCOME FUND AND
PATHWAY ADVISORS AGGRESSIVE GROWTH FUND (THE "FUNDS")

SUPPLEMENT DATED OCTOBER 1, 2013

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED AUGUST 31, 2013

In the Fund Summary section of the Funds' Prospectus, the text and tables under the heading "Fees and Expenses" with respect to each Fund are hereby deleted and replaced in their entirety with the following:

Pathway Advisors Conservative Fund (page 2)

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	48.27%
Other Fund Expenses	48.12%
Shareholder Services Fees	0.15%
Acquired Fund Fees and Expenses	0.38%
Total Annual Fund Operating Expenses	49.90%
Fee Waiver and Expense Reimbursement(1)	-47.64%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.26%

(1)	Hanson McClain Strategic Advisors, Inc. (the "Adviser") has agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of the Fund's average daily net assets. This agreement is in effect through August 31, 2015. The Adviser will be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Pathway Advisors Conservative Fund	$229	$6,839	$9,745	$11,732

Pathway Advisors Growth and Income Fund (page 8)

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	32.54%
Other Fund Expenses	32.39%
Shareholder Services Fees	0.15%
Acquired Fund Fees and Expenses	0.37%
Total Annual Fund Operating Expenses	34.16%
Fee Waiver and Expense Reimbursement(1)	-31.91%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.25%

(1)	Hanson McClain Strategic Advisors, Inc. (the "Adviser") has agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of the Fund's average daily net assets. This agreement is in effect through August 31, 2015. The Adviser will be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Year	10 Years
Pathway Advisors Growth and Income Fund	$228	$5,498	$8,527	$11,598

Pathway Advisors Aggressive Growth Fund (page 14)

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	43.39%
Other Fund Expenses	43.24%
Shareholder Services Fees	0.15%
Acquired Fund Fees and Expenses	0.48%
Total Annual Fund Operating Expenses	45.12%
Fee Waiver and Expense Reimbursement(1)	-42.76%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.36%

(1)	Hanson McClain Strategic Advisors, Inc. (the "Adviser") has agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of the Fund's average daily net assets. This agreement is in effect through August 31, 2015. The Adviser will be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Pathway Advisors Aggressive Growth Fund	$239	$6,491	$9,462	$11,733